OTHER RECEIVABLES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES AND OTHER PAYABLES
Schedule of other receivables
Figures in million - SA rand	2018	2017	2016
Right of recovery receivable	176.8	160.5	112.4
Rates and taxes receivable	106.2	105.6	82.4
Anglo American Platinum financial asset	-	-	469.7
Other	66.6	53.1	1.4
Total other receivables	349.6	319.2	665.9

Reconciliation of the non-current and current portion of the other receivables:
Other receivables	349.6	319.2	665.9
Current portion of other receivables	(35.2)	(35.2)	(310.6)
Non-current portion of other receivables	314.4	284.0	355.3

The Anglo American Platinum financial asset movement for the year is as follows:

Figures in million - SA rand	2018	2017	2016
Balance at the beginning of the year	-	469.7	-
Interest income	-	42.2	6.8
Fair value loss	-	(467.5)	-
Payments received	-	(44.4)	-
Financial asset on acquisition of subsidiary	-	-	462.9
Balance at end of the year	-	-	469.7

Schedule of other payables

Figures in million - SA rand	Note	2018	2017	2016
Deferred Payment		2,205.9	2,194.7	1,577.4
Right of recovery payable		83.2	69.3	36.3
Dissenting shareholder liability	13.2	287.1	1,349.7	-
Other		256.3	188.6	-
Total other payables		2,832.5	3,802.3	1,613.7

Reconciliation of the non-current and current portion of the other payables:
Other payables		2,832.5	3,802.3	1,613.7
Current portion of other payables		(303.3)	(41.9)	-
Non-current portion of other payables		2,529.2	3,760.4	1,613.7

Schedule of deferred payment

Figures in million - SA rand	Note	2018	2017	2016
Balance at the beginning of the year		2,194.7	1,577.4	-
Interest charge	5	200.4	148.2	24.1
Payment of Deferred Payment		(38.6)	-	-
(Gain)/loss on revised estimated cash flows		(150.6)	469.1	-
Deferred Payment on acquisition of subsidiaries		-	-	1,553.3
Balance at end of the year		2,205.9	2,194.7	1,577.4

Schedule of dissenting shareholder liability

Figures in million - SA rand	Note	2018	2017	2016
Balance at the beginning of the year		1,349.7	-	-
Interest charge	5	68.1	62.9	-
Payments to dissenting shareholders		(1,375.8)	-	-
Dissenting shareholder liability on acquisition of subsidiary		-	1,364.3	-
Foreign currency translation reserve		245.1	(77.5)	-
Balance at end of the year		287.1	1,349.7	-